PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Less accumulated depreciation			$ (6,657)
Property and equipment, net			65,460
Depreciation expense	$ 43,201,199	$ 707
Office and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			$ 72,117